Other investments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2017		2016
	Current	Non-current	Current	Non-current
Equity investments[a]	15	418	2	405
Other	110	827	42	628
	125	1,245	44	1,033

[a]	The majority of equity investments are unlisted.